Income Taxes (Details) - Schedule of deferred tax recovery - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Recovery Abstract
Deferred tax expense (recovery)	$ 8,268	$ 4,630
Total	$ 8,268	$ 4,630